LONG-TERM LOANS AND CREDIT LINES (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Debt, by Current and Noncurrent [Abstract]
Schedule of Line of Credit Facilities
Israel	Line of Credit	Gov guaranteed loans	Commercial loans
Total balance amount		$4,936	$3,100
Rate(*)		7.25%	6.65%
Duration		5-10	7

USA
Total balance amount	$6,101		$12,651
Rate	2.9%-7.75%		3.75%-4.2%
Duration (Years)	Renewal		7-10

Schedule of Long-Term Loans and Credit Lines
Year	Amount
2023	1,949
2024	7,100
2025	2,042
2026	2,048
2027 and after	8,143
$21,284